INCOME TAXES (Details Textuals) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Income tax expense (benefit)
Reduction in existing net operating loss and tax credit carryforwards	622		622
Increase in valuation allowance for deferred tax assets					507
Net operating losses which, if realized, would be accounted for as additional paid in capital					668
Net operating losses related to unrecognized tax benefits					1,257
Unrecognized tax benefits	628		628		628	$ 628	$ 619	$ 590
Net operating loss and tax credit carryforwards					622
Unrecognized tax benefits interest or penalty accrued					0
Balance remaining unrecognized tax benefit included de minimis interest and penalty	$ 6		$ 6		$ 6
Minimum
Income Taxes [Line Items]
Operating loss carryforwards, expiration year					2020
Maximum
Income Taxes [Line Items]
Operating loss carryforwards, expiration year					2032
Valuation Allowance, Operating Loss Carryforwards
Income Taxes [Line Items]
Increase in valuation allowance for deferred tax assets					$ 412
Valuation Allowance, Deferred Tax Assets
Income Taxes [Line Items]
Increase in valuation allowance for deferred tax assets					95
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Federal research and experimentation credit carryforwards					1,068
Federal research and experimentation credit carryforwards related to unrecognized tax benefits					119
Internal Revenue Service (IRS) | Indefinite lives
Income Taxes [Line Items]
Federal alternative minimum tax credit carryforwards					$ 10